Consolidated statement of comprehensive income - ZAR (R) R in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement of comprehensive income [abstract]
Profit for the year	R 181,193	R 121,441	R 182,491
Other comprehensive income:
Exchange differences on translating foreign operations	(60,331)	(80,870)	90,665
Attributable to owners of the parent	(60,339)	(80,820)	90,784
Attributable to non-controlling interests	8	(50)	(119)
Taxation relating to components of other comprehensive income	(237)	(59)	(2,466)
Other comprehensive (loss)/income for the year, net of tax	(60,568)	(80,929)	88,199
Total comprehensive income for the year	120,625	40,512	270,690
Attributable to:
Owners of the parent	120,558	40,579	271,307
Non-controlling interests	67	(67)	(617)
Total comprehensive income for the year	R 120,625	R 40,512	R 270,690